5. STOCK-BASED COMPENSATION (Details) (USD $)	12 Months Ended
Jun. 30, 2012
Stock-Based Compensation Details
Option life	5 years 3 months
Risk-free interest rate	3.00%
Stock volatility	480.00%
Dividend yield	$ 0
Weighted average fair value of grants	$ 1.07